Document and Entity Information	Oct. 11, 2023
Cover [Abstract]
Entity Registrant Name	Giga-tronics Inc
Amendment Flag	false
Entity Central Index Key	0000719274
Document Type	8-K
Document Period End Date	Oct. 11, 2023
Entity Incorporation State Country Code	CA
Entity File Number	001-14605
Entity Tax Identification Number	94-2656341
Entity Address, Address Line One	7272 E. Indian School Rd
Entity Address, Address Line Two	Suite 540
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	833
Local Phone Number	457 6667
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false